Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000004009 | Top10HoldingUnited Mexican StatesBNY-91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004009 | Top10HoldingRepublic of ArgentinaBNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004009 | Top10HoldingRepublic of BrazilBNY-105756CL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004009 | Top10HoldingRepublic of TurkiyeBNY-900123DU1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004009 | Top10HoldingDominican RepublicBNY-BV0L861
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004009 | Top10HoldingRepublic of South AfricaBNY-BT6NX06
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004009 | Top10HoldingRepublic of ColombiaBNY-195325EP6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004009 | Top10HoldingRepublic of RomaniaBNY-77586RAY6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004009 | Top10HoldingPetroleos MexicanosBNY-71654QDP4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004009 | Top10HoldingArab Republic of EgyptBNY-BD31H09
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004009 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004009 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000004009 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004009 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004009 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004009 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004009 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004009 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004009 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004009 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159127 | Top10HoldingUnited Mexican StatesBNY-91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159127 | Top10HoldingRepublic of ArgentinaBNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159127 | Top10HoldingRepublic of BrazilBNY-105756CL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159127 | Top10HoldingRepublic of TurkiyeBNY-900123DU1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159127 | Top10HoldingDominican RepublicBNY-BV0L861
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159127 | Top10HoldingRepublic of South AfricaBNY-BT6NX06
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159127 | Top10HoldingRepublic of ColombiaBNY-195325EP6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159127 | Top10HoldingRepublic of RomaniaBNY-77586RAY6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Top10HoldingPetroleos MexicanosBNY-71654QDP4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159127 | Top10HoldingArab Republic of EgyptBNY-BD31H09
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159127 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159127 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000159127 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159127 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159127 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159127 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159127 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159127 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159127 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159128 | Top10HoldingUnited Mexican StatesBNY-91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159128 | Top10HoldingRepublic of ArgentinaBNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159128 | Top10HoldingRepublic of BrazilBNY-105756CL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159128 | Top10HoldingRepublic of TurkiyeBNY-900123DU1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159128 | Top10HoldingDominican RepublicBNY-BV0L861
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159128 | Top10HoldingRepublic of South AfricaBNY-BT6NX06
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159128 | Top10HoldingRepublic of ColombiaBNY-195325EP6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159128 | Top10HoldingRepublic of RomaniaBNY-77586RAY6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Top10HoldingPetroleos MexicanosBNY-71654QDP4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159128 | Top10HoldingArab Republic of EgyptBNY-BD31H09
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159128 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159128 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000159128 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159128 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159128 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159128 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159128 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159128 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159128 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219336 | Top10HoldingUnited Mexican StatesBNY-91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219336 | Top10HoldingRepublic of ArgentinaBNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219336 | Top10HoldingRepublic of BrazilBNY-105756CL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219336 | Top10HoldingRepublic of TurkiyeBNY-900123DU1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219336 | Top10HoldingDominican RepublicBNY-BV0L861
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219336 | Top10HoldingRepublic of South AfricaBNY-BT6NX06
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219336 | Top10HoldingRepublic of ColombiaBNY-195325EP6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219336 | Top10HoldingRepublic of RomaniaBNY-77586RAY6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Top10HoldingPetroleos MexicanosBNY-71654QDP4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219336 | Top10HoldingArab Republic of EgyptBNY-BD31H09
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219336 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219336 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000219336 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219336 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219336 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219336 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219336 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219336 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219336 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%